Share-Based Payments - Summary of Options Granted (Detail)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the fiscal year Number	0	0
Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	847,600	847,600
Vested and exercisable at end of the fiscal year Number	0
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry date	August 5, 2025
Exercise price | $ / shares	$ 0.248
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	847,600	847,600
Vested and exercisable at end of the fiscal year Number	0